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Gregory C. Sernett
Assistant Vice President, Associate General Counsel,
and Assistant Secretary                            Ameritas Life Insurance Corp.

                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

May 3, 2006

                                               Transmitted via EDGAR on 5.3.2006

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk

RE:      Ameritas Variable Life Insurance Company (Depositor)
         Ameritas Variable Life Insurance Company Separate Account VA-2 (Registrant)
         File No. 33-98848
         Rule 497(j) Certification

Dear Sir or Madam:

Ameritas Life Insurance Corp. provides administrative and legal services for Ameritas Variable Life Insurance Company and its Separate Accounts (collectively referred to as "AVLIC").

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2006, for Ameritas Variable Life Insurance Company Separate Account VA-2 ("Separate Account"), File No. 33-98848, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Variable Life Insurance Company, on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 16 to the Separate Account's registration statement for File No. 33-98848 on Form N-4 filed with the SEC April 14, 2006; and

     2. The text of Post-Effective Amendment No. 16 to the Separate Account's registration statement for File No. 33-98848 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7853.

Sincerely,

/s/ Gregory C. Sernett

Gregory C. Sernett
Assistant Vice President, Associate General Counsel, and Assistant Secretary
Ameritas Life Insurance Corp.